Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	100,000	100,000
Preferred Stock, Shares Outstanding	0	0
Common Stock, par value	$ 0.001	$ 0.001
Common Stock, shares authorized	100,000,000	100,000,000
Common Stock, shares issued	21,663,888	24,046,001
Common Stock, shares outstanding	21,663,888	24,046,001
Treasury stock, par value	$ 0.001	$ 0.001
Treasury stock, shares retired	391,723	391,723